Estimates (Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Total liabilities	$ (532)
Level 1 [Member]
Total liabilities	(324)
Level 2 [Member]
Total liabilities	(203)
Level 3 [Member]
Total liabilities	(5)
Fair Value, Measurements, Recurring [Member]
Interest rate derivatives	0	$ 3
Commodity derivatives:	454	745
Total assets	454	748
Interest rate derivatives	(171)	(155)
Embedded derivatives in the ETP Preferred Units	(5)	(16)
Commodity derivatives:	(356)	(578)
Total liabilities		(749)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Interest rate derivatives	0	0
Commodity derivatives:	420	632
Total assets	420	632
Interest rate derivatives	0	0
Embedded derivatives in the ETP Preferred Units	0	0
Commodity derivatives:	(324)	(551)
Total liabilities		(551)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Interest rate derivatives	0	3
Commodity derivatives:	34	113
Total assets	34	116
Interest rate derivatives	(171)	(155)
Embedded derivatives in the ETP Preferred Units	0	0
Commodity derivatives:	(32)	(27)
Total liabilities		(182)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Interest rate derivatives	0	0
Commodity derivatives:	0	0
Total assets	0	0
Interest rate derivatives	0	0
Embedded derivatives in the ETP Preferred Units	(5)	(16)
Commodity derivatives:	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		16
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Forward Swaps [Member]
Commodity derivatives:		36
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:		36
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Options - Calls [Member]
Commodity derivatives:	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Options - Puts [Member]
Commodity derivatives:	1
Commodity derivatives:	(1)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Forward Swaps [Member]
Commodity derivatives:	22	3
Commodity derivatives:	22	(4)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Future [Member]
Commodity derivatives:	3	4
Commodity derivatives:	2	(2)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Options - Calls [Member]
Commodity derivatives:	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Options - Puts [Member]
Commodity derivatives:	1
Commodity derivatives:	(1)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	3	4
Commodity derivatives:	2	(2)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Options - Calls [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Options - Puts [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	22	3
Commodity derivatives:	22	(4)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Options - Calls [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Options - Puts [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Forward Swaps [Member]
Commodity derivatives:		21
Commodity derivatives:	5	(7)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Future [Member]
Commodity derivatives:	15
Commodity derivatives:	(6)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:		21
Commodity derivatives:	5	(7)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	15
Commodity derivatives:	(6)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Future [Member]
Commodity derivatives:	9
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	9
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	16	19
Commodity derivatives:	(16)	(18)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	10	26
Commodity derivatives:	(12)	(25)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	274	566
Commodity derivatives:	(203)	(490)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	4	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	16	19
Commodity derivatives:	(16)	(18)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	2	1
Commodity derivatives:	(2)	(2)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	274	541
Commodity derivatives:	(203)	(490)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	8	25
Commodity derivatives:	(10)	(23)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	25
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	4	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Forward Swaps [Member]
Commodity derivatives:	99	69
Commodity derivatives:	(89)	(32)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	99	46
Commodity derivatives:	(89)	(32)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	23
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	$ 0	$ 0